Fair Value Measurements - Schedule of Assets and Liabilities Fair Value (Details) - USD ($) $ in Thousands	Jun. 30, 2026	Dec. 31, 2025
Cash equivalents:
Money market funds	$ 54,894	$ 60,651
Commercial deposits	19,268	11,508
Marketable securities:
Corporate and Agency bonds	150,351	135,200
Treasury bills	24,370	28,409
US Government bonds	77,177	81,084
Commercial Paper	5,809	4,810
Foreign currency derivative contracts	1,681	2,025
Total financial assets	333,550	323,687
Liabilities:
Earn-out	(1,401)	(1,401)
Foreign currency derivative contracts	(124)	(243)
Total financial liabilities	(1,525)	(1,644)
Level 1 [Member]
Cash equivalents:
Money market funds	54,894	60,651
Commercial deposits
Marketable securities:
Corporate and Agency bonds
Treasury bills
US Government bonds
Commercial Paper
Foreign currency derivative contracts
Total financial assets	54,894	60,651
Liabilities:
Earn-out
Foreign currency derivative contracts
Total financial liabilities
Level 2 [Member]
Cash equivalents:
Money market funds
Commercial deposits	19,268	11,508
Marketable securities:
Corporate and Agency bonds	150,351	135,200
Treasury bills	24,370	28,409
US Government bonds	77,177	81,084
Commercial Paper	5,809	4,810
Foreign currency derivative contracts	1,681	2,025
Total financial assets	278,656	263,036
Liabilities:
Earn-out
Foreign currency derivative contracts	(124)	(243)
Total financial liabilities	(124)	(243)
Level 3 [Member]
Cash equivalents:
Money market funds
Commercial deposits
Marketable securities:
Corporate and Agency bonds
Treasury bills
US Government bonds
Commercial Paper
Foreign currency derivative contracts
Total financial assets
Liabilities:
Earn-out	(1,401)	(1,401)
Foreign currency derivative contracts
Total financial liabilities	$ (1,401)	$ (1,401)